Prepayments, Net	12 Months Ended
Jun. 30, 2017
Prepayments, Net [Abstract]
Prepayments, net

Note 8 – Prepayments, net

Prepayments consisted of the following for the years indicated:

	June 30, 2017	June 30, 2016
Prepayment for equipment purchase	$14,748	$15,050
Prepayment for construction (a)	2,719,889	2,769,652
Subtotal	2,734,637	2,784,702
Reserve for prepayment for construction (a)	(2,719,889)	(2,769,652)
Total prepayment, net	$14,748	$15,050

(a)	Prepayment for construction in advance was made in connection with the construction factory of Yulong Renewable. We had prepaid the construction fees in advance approximately $2,719,889 (RMB18,442,479) and $2,769,652 (RMB18,402,479) as of June 30,2017 and June 30, 2016, respectively, to our construction vendors, Henan Sanjian and Henan Guangshen. Due to the new environmental regulations and policies implemented by the central government of PRC and the Environmental Protection Bureau of Henan Province (see Note 7), the factory construction project was placed on hold since August 2016. We placed a reserve for the entire amount of the prepaid construction fee, $2,719,889 (RMB18,442,479) and $2,769,652 (RMB18,402,479) as of June 30,2017 and June 30, 2016, respectively, as there is an uncertainty in the refundable status of the construction vendors.